Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Statement of changes in equity [abstract]
Net of issuance expenses	$ 96